Basis of Preparation and Accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basis of preparation and accounting [Abstract]
Current liability	$ 139,155
Net working capital deficit	70,931
Working capital deficit		$ 110,095	$ 54,926
Current borrowings	257,525	74,646
Current borrowings relates to the breach	139,155
Trade and other payables	90,187
Owed to the related parties	2,914
Current tax liabilities	6,133	11,756
Provisions	138
Other liabilities	11,477
Current assets	$ 297,443	$ 298,059